Investments in Associates and Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2019
Investments in Associates and Joint Ventures
Schedule of investments in associates and joint ventures accounted for by the equity method

	Ownership
	as of
	December 31,
	2019	2019		2018
Associates:
UHI (1)	10.0%	Ps.	8,189,662	Ps.	8,285,286
OCEN and subsidiaries (2)	—		—		1,385,622
Other			115,161		111,603
Joint ventures:
Grupo de Telecomunicaciones de Alta Capacidad, S.A.P.I. de C.V. and subsidiaries (“GTAC”) (3)	33.3%		567,165		568,327
Periódico Digital Sendero, S.A.P.I. de C.V. and subsidiary (collectively, “PDS”) (4)	50.0%		196,474		195,890
		Ps.	9,068,462	Ps.	10,546,728
(1)

The Group accounts for its investment in common stock of UHI, the parent company of Univision, under the equity method due to the Group’s ability to exercise significant influence, as defined under IFRS Standards, over UHI’s operations. The Group has the ability to exercise significant influence over the operating and financial policies of UHI because: (i) it owns 1,110,382 Class “C” shares of common stock of UHI, representing approximately 10% of the outstanding total shares of UHI as of December 31, 2019 and 2018, and 4,590,953 warrants issued by UHI that upon their exercise would represent approximately 36% of the equity capital of UHI on a fully-diluted, as-converted basis, subject to certain conditions, laws and regulations; (ii) as of December 31, 2019 and 2018, it has three officers and one director of the Company designated as members of the Board of Directors of UHI, which is composed of 19 directors of 22 available Board seats; (iii) it is a party to a Program Licensing Agreement or “PLA,” as amended, with Univision, and indirect wholly-owned subsidiary of UHI, pursuant to which Univision has the right to broadcast certain Televisa content in the United States, and to another program license agreement pursuant to which the Group has the right to broadcast certain Univision’s content in Mexico, in each case through 7.5 years after the Group has voluntarily sold two-thirds of its initial investment in UHI made in December 2010. On February 25, 2020, UHI, Searchlight Capital Partners, LP ("Searchlight"), a global private investment firm, and ForgeLight LLC ("ForgeLight"), an operating and investment company focused on the media and consumer technology sectors, announced a definitive agreement in which Searchlight and ForgeLight will acquire a majority ownership interest in UHI from all stockholders of UHI other than the Group. Terms of the transaction were not disclosed. The Group has elected to retain its approximately 36% stake in UHI's equity capital on a fully-diluted, as-converted basis. Under the terms of the acquisition, Searchlight and ForgeLight will purchase the remaining 64% ownership interest from the other stockholders of UHI. The transaction, which is subject to customary closing conditions including receipt of regulatory approvals, is expected to close later in 2020 (see Notes 9, 15, 20 and 23).

(2)

OCEN is a majority-owned subsidiary of CIE, and is engaged in the live entertainment business in Mexico, Central America and Colombia. In July 2019, the Group announced the sale of its 40% equity interest in OCEN to Live Nation Entertainment, Inc., and classified this non-current investment as current assets held for sale. As a result, the Group discontinued the use of the equity method to account for the investment in this associate beginning on August 1, 2019. In 2019, the stockholders of OCEN approved the payment of dividends in the aggregate amount of Ps.1,931,000,  of which Ps.772,400 were paid to the Group, as well as a capital reduction in the amount of Ps.200,466, of which Ps.80,186 were paid to the Group. In 2018, the stockholders of OCEN did not pay any dividends. In 2017, the stockholders of OCEN approved the payment of a dividend in the amount of Ps.340,000, of which Ps.136,000 were paid to the Group (see Notes 3 and 20).

(3)

GTAC was granted a 20‑year contract for the lease of a pair of dark fiber wires held by the Mexican Federal Electricity Commission and a concession to operate a public telecommunications network in Mexico with an expiration date in 2030. GTAC is a joint venture in which a subsidiary of the Company, a subsidiary of Grupo de Telecomunicaciones Mexicanas, S.A. de C.V. and a subsidiary of Megacable, S.A. de C.V. have an equal equity participation of 33.3%. In June 2010, a subsidiary of the Company entered into a long-term credit facility agreement to provide financing to GTAC for up to Ps.688,217, with an annual interest rate of the Mexican Interbank Interest Rate (“Tasa de Interés Interbancaria de Equilibrio” or “TIIE”) plus 200 basis points. Under the terms of this agreement, principal and interest are payable at dates agreed by the parties, between 2013 and 2021. As of December 31, 2019 and 2018, GTAC had used a principal amount of Ps.688,183, under this credit facility. During the year ended December 31, 2019, GTAC paid principal and interest to the Group in connection with this credit facility in the aggregate amount of Ps.114,574. During the year ended December 31, 2018, GTAC paid principal and interest to the Group in connection with this credit facility in the aggregate amount of Ps.112,293. Also, a subsidiary of the Company entered into supplementary long-term loans to provide additional financing to GTAC for an aggregate principal amount of Ps.813,201, with an annual interest of TIIE plus 200 basis points computed on a monthly basis and payable on an annual basis or at dates agreed by the parties. Under the terms of these supplementary loans, principal amounts can be prepaid at dates agreed by the parties before their maturities between 2023 and 2029. During 2019, GTAC paid principal and interest to the Group in connection with these supplementary loans in the aggregate amount of Ps.86,321. During 2018, GTAC paid principal and interest to the Group in connection with these supplementary loans in the aggregate amount of Ps.139,541. The net investment in GTAC as of December 31, 2019 and 2018, included amounts receivable in connection with this long-term credit facility and supplementary loans to GTAC in the aggregate amount of Ps.872,317 and Ps.817,605, respectively. These amounts receivable are in substance a part of the Group’s net investment in this investee (see Note 15).

(4)

The Group accounts for its investment in PDS under the equity method, due to its 50% interest in this joint venture. In September 2017, PDS acquired substantially all of the equity interest in Now New Media, S.A.P.I. de C.V., an online news website in Mexico City, in the aggregate amount of Ps.81,749. As of December 31, 2019 and 2018, the Group’s investment in PDS included intangible assets and goodwill in the aggregate amount of Ps.113,837 (see Note 3).

Schedule of roll forward of investments in associates and joint ventures

	2019		2018
At January 1	Ps.	10,546,728	Ps.	14,110,752
Share of income of associates and joint ventures, net		581,023		532,933
Dividends from OCEN		(772,400)		—
Long-term loans granted to GTAC, net		172,223		58,243
Foreign currency translation adjustments		(337,742)		(71,650)
GTAC payments of principal and interest		(200,895)		(251,834)
Capital stock reduction in OCEN		(80,186)		—
Reclassification of OCEN investment to current assets held for sale		(693,970)		—
Disposition of Imagina		—		(3,773,762)
Disposition of The Second Screen		—		(51,413)
Other		(146,319)		(6,541)
At December 31	Ps.	9,068,462	Ps.	10,546,728

Schedule of combined condensed balance sheet information related to the Group's share in associates and joint ventures

	2019		2018
Current assets	Ps.	3,250,162	Ps.	4,916,041
Non-current assets		23,785,783		25,818,848
Total assets		27,035,945		30,734,889
Current liabilities		1,063,128		2,157,473
Non-current liabilities		17,014,528		17,779,961
Total liabilities		18,077,656		19,937,434
Total net assets	Ps.	8,958,289	Ps.	10,797,455

Schedule of share of comprehensive income (loss) of associates and joint ventures

	2019		2018		2017
Share of income of associates and joint ventures, net	Ps.	581,023	Ps.	532,933	Ps.	1,913,273
Share of other comprehensive (loss) income of associates and joint ventures:
Foreign currency translation adjustments, net		(2,941)		2,987		(9,587)
Other items of comprehensive loss, net		(233,218)		(50,300)		(50,753)
		(236,159)		(47,313)		(60,340)
Share of comprehensive income of associates and joint ventures	Ps.	344,864	Ps.	485,620	Ps.	1,852,933